Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Income from operations	$ 48,288	$ 26,299	$ 91,286	$ 49,295
Ireland
Segment Reporting Information [Line Items]
Income from operations	26,736	12,827	54,870	24,843
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	7,970	3,531	14,371	7,317
United States
Segment Reporting Information [Line Items]
Income from operations	9,646	7,740	16,340	13,277
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 3,936	$ 2,201	$ 5,705	$ 3,858